Document and Entity Information	0 Months Ended
Jan. 24, 2013
Risk/Return:
Document Type	497
Document Period End Date	Jan. 24, 2013
Registrant Name	Stone Ridge Trust
Central Index Key	0001559992
Amendment Flag	false
Document Creation Date	Jan. 24, 2013
Document Effective Date	Jan. 24, 2013
Prospectus Date	Jan. 24, 2013